Significant Agreements - Research Innovation Fund (RIF) Financing (Details) € in Millions	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2020 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Issuance costs			$ 671,828
Noncontrolling interest		$ 11,087,000		$ 11,855,000
Research Innovation Fund Financing [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from RIF	€ 10.0	10,400,000
Debt		$ 15,700,000						€ 15.0
Interest rate (as a percent)							6.35%	6.35%
Investments interest rate							15.00%	15.00%
Annual interest rate in connection with transaction	3.175%
Long term debt term							8 years	8 years
Period of subsequent issuance	24 months
Equity interest held by related party		20.00%
Foreign currency translation gain (loss)		$ 900,000
Gelesis
Schedule of Equity Method Investments [Line Items]
Debt				37,081,000
Issuance costs				0	$ 329,000
Noncontrolling interest			12,429,000	11,855,000	12,429,000
Gelesis | Research Innovation Fund Financing [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from RIF	€ 10.0			$ 11,300,000
Debt							$ 17,000,000.0	€ 15.0
Interest rate (as a percent)							6.35%	6.35%
Investments interest rate							15.00%	15.00%
Annual interest rate in connection with transaction	3.175%			3.175%
Long term debt term							8 years	8 years
Period of subsequent issuance	24 months
Equity interest held by related party				20.00%
Minority interest, net of issuance cost			11,300,000		11,300,000	€ 10.0
Accretion of noncontrolling interest			600,000	$ 1,000,000.0	600,000
Foreign currency translation gain (loss)				400,000	500,000
Noncontrolling interest			$ 12,400,000	$ 11,900,000	$ 12,400,000